SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PUGET ENERGY - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Activities:
Net cash provided by (used in) operating activities	$ 398,252	$ 397,022	$ 1,061,103	$ 822,823	$ 1,053,395
Investing Activities:
Net cash provided by (used in) investing activities	412,139	351,150	1,767,666	1,607,843	1,452,518
Financing Activities:
Dividends paid	(20,943)	(19,979)	(62,887)	(175,861)	(99,760)
Capital contribution			0	292,800	0
Change in short-term debts, net	(347,500)	(188,500)	109,100	(219,700)	122,500
Issuance of long-term debts	891,000	596,100	1,091,725	793,892	396,488
Redemption of long-term debts			(417,000)	0	0
Net cash provided by (used in) by financing activities	529,591	390,584	724,715	711,146	444,913
Increase (decrease) in cash	515,704	436,456	18,152	(73,874)	45,790
Cash at beginning of year	40,484	101,836	101,836
Cash at end of year	521,709		40,484	101,836
Puget Energy
Operating Activities:
Net cash provided by (used in) operating activities			40,513	96,588	64,506
Investing Activities:
Investment in subsidiaries			(264,000)	(292,800)	(100,000)
(Increase) decrease in loan to subsidiary			1,337	(590)	(9,753)
Net cash provided by (used in) investing activities			(262,663)	(293,390)	(109,753)
Financing Activities:
Dividends paid			(62,887)	(175,861)	(99,760)
Capital contribution			0	292,800	0
Change in short-term debts, net			89,100	76,900	142,900
Issuance of long-term debts			596,100	0	0
Redemption of long-term debts			(400,000)	0	0
Issue costs and others			244	2,184	2,175
Net cash provided by (used in) by financing activities			222,557	196,023	45,315
Increase (decrease) in cash			407	(779)	68
Cash at beginning of year	$ 1,224	$ 817	817	1,596	1,528
Cash at end of year			$ 1,224	$ 817	$ 1,596